                          THE PARKSTONE GROUP OF FUNDS

GROWTH FUNDS                                                                INCOME FUNDS
Parkstone Small Capitalization Fund                                         Parkstone Bond Fund
Parkstone Mid Capitalization Fund                                           Parkstone Limited Maturity Bond Fund
Parkstone Large Capitalization Fund                                         Parkstone Intermediate Government
Parkstone International Discovery Fund                                        Obligations Fund
                                                                            Parkstone U.S. Government Income Fund

GROWTH AND INCOME FUNDS                                                     MONEY MARKET FUNDS
Parkstone Balanced Allocation Fund                                          Parkstone Prime Obligations Fund
Parkstone Equity Income Fund                                                Parkstone U.S. Government Obligations
                                                                              Fund
                                                                            Parkstone Treasury Fund
TAX-FREE INCOME FUNDS                                                       Parkstone Tax-Free Fund
Parkstone Municipal Bond Fund
Parkstone Michigan Municipal Bond Fund

-----------------------------------------------------------------------------------------------------------------------


                       Supplement dated February 25, 1997
                    to Prospectuses dated October 8, 1996 as
              Supplemented October 16, 1996 and December 20, 1996

1. On page 53 of the Investor A Shares Prospectus, page 42 of the Investor B Shares Prospectus, page 36 of the Investor C Shares Prospectus, page 51 of the Institutional Shares Prospectus, the first two paragraphs under the heading "MANAGEMENT OF THE FUNDS - Trustees" are revised as follows:

      Overall responsibility for management of the Group rests with its Board of Trustees. The Group will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Group within the meaning of that term under the 1940 Act. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

      The Trustees of the Group are John B. Rapp* (Chairman), Robert M. Beam, Lawrence D. Bryan, Adrian Charles Edwards and George R. Landreth*. The addresses and principal occupations during the past five years of the Trustees are set forth in the Statement of Additional Information. The Trustees designated with an asterisk (*) are considered to be "interested persons" of the Group as defined in the 1940 Act.

2. On page 54 of the Investor A Shares Prospectus, page 42 of the Investor B Shares Prospectus, page 36 of the Investor C Shares Prospectus, page 51 of the Institutional Shares Prospectus, add the following sentence after the last paragraph under the heading "MANAGEMENT OF THE FUNDS - Trustees":

      Mr. Rapp, who is an employee of First of America Bank Corporation, a bank holding company, receives no compensation from the Group for acting as a Trustee.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

                         THE PARKSTONE GROUP OF FUNDS

                               LifeWorks Funds
                     Parkstone Conservative Allocation Fund
                       Parkstone Balanced Allocation Fund
                      Parkstone Aggressive Allocation Fund

===============================================================================

                       Supplement dated February 25, 1997
                      to Prospectus dated December 30, 1996

1. On page 18 of the Prospectus, the first two paragraphs under the heading "MANAGEMENT OF THE FUNDS - Trustees" are revised as follows:

    Overall responsibility for management of the Group rests with its Board of Trustees. The Group will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Group within the meaning of that term under the 1940 Act. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

    The Trustees of the Group are John B. Rapp* (Chairman), Robert M. Beam, Lawrence D. Bryan, Adrian Charles Edwards and George R. Landreth*. The addresses and principal occupations during the past five years of the Trustees are set forth in the Statement of Additional Information. The Trustees designated with an asterisk (*) are considered to be "interested persons" of the Group as defined in the 1940 Act.

2. On page 19 of the Prospectus, add the following sentence after the last paragraph under the heading "MANAGEMENT OF THE FUNDS - Trustees":

    Mr. Rapp, who is an employee of First of America Bank Corporation, a bank holding company, also receives no compensation from the Group for acting as a Trustee of the Group.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                 WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

                       THE PARKSTONE GROUP OF FUNDS


GROWTH FUNDS                               INCOME FUNDS
Parkstone Small Capitalization Fund        Parkstone Bond Fund
Parkstone Mid Capitalization Fund          Parkstone Limited Maturity Bond Fund
Parkstone Large Capitalization Fund        Parkstone Intermediate Government
Parkstone International Discovery Fund       Obligations Fund
                                           Parkstone U.S. Government Income Fund

GROWTH AND INCOME FUNDS
Parkstone Conservative Allocation Fund     MONEY MARKET FUNDS
Parkstone Balanced Allocation Fund         Parkstone Prime Obligations Fund
Parkstone Aggressive Allocation Fund       Parkstone U.S. Government Obligations
Parkstone Equity Income Fund                  Fund
                                           Parkstone Treasury Fund
                                           Parkstone Tax-Free Fund
TAX-FREE INCOME FUNDS
Parkstone Municipal Bond Fund
Parkstone Michigan Municipal Bond Fund


================================================================================


                       Supplement dated February 25, 1997
                     to Statement of Additional Information
                            dated December 30, 1996

1. Under the heading "MANAGEMENT OF THE GROUP - Trustees and Officers," in the table listing the Trustees of the Group, add the following information:

Name, Address                 Position(s) Held         Principal Occupation
and Birth Date                With The Group           During Past 5 Years
--------------                ----------------         --------------------

John B. Rapp*                 Chairman of the Board    From 1989 to present,
First of America Bank Corp.   and Trustee              Executive Vice President,
211 South Rose St.                                     First of America Bank
Kalamazoo, Michigan 49007                              Corporation
November 3, 1936

2. Investors are advised that George R. Landreth no longer serves as Chairman of the Board, but has assumed the position of President of the Group.

3. Under the heading "MANAGEMENT OF THE GROUP - Trustees and Officers," in the table listing the officers of the Group, add the following information:

                               Position(s) Held       Principal Occupation
Name, Address and Age          With the Group         During Past 5 Years
---------------------          ----------------       --------------------

Dana A. Gentile, 34            Vice President          From December 1987 to
BISYS Fund Services                                     present, employee of
3435 Stelzer Road                                      BISYS
Columbus, Ohio 43219


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THEIR
        STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

Tom E. Line, 29               Treasurer                From January 1997 to
BISYS Fund Services                                    present, employee of
3435 Stelzer Road                                      BISYS; from September
Columbus, Ohio 43219                                    1989 to December 1996,
                                                       employee of KPMG Peat
                                                       Marwick


4. Investors are advised that Scott A. Englehart no longer serves as President of the Group, but has assumed the position of Vice President, George O. Martinez no longer serves as an officer of the Group and Timothy A. Thiebout no longer serves as Treasurer of the Group.


               INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THEIR
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE